Schedule of Investments (unaudited) September 30, 2023	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 3.3%

Grand Canyon University, 5.13%, 10/01/28	$9,377	$8,519,380
Massachusetts Higher Education Assistance Corp., Series 2021, 2.67%, 07/01/31	2,500	1,915,310
Rensselaer Polytechnic Institute, Series 2018, 5.25%, 09/01/48	18,190	15,419,493
Wesleyan University, 4.78%, 07/01/2116(a)	11,000	8,345,255

		34,199,438

Financial Services — 0.2%
Western Group Housing LP, 6.75%, 03/15/57(b)	2,398	2,384,112

Health Care Providers & Services — 2.0%
Ochsner Clinic Foundation, 5.90%, 05/15/45(a)	5,000	4,654,476
West Virginia United Health System Obligated Group, Series 2018, 4.92%, 06/01/48	20,000	16,195,009

		20,849,485

Real Estate Management & Development — 0.8%
Bridge Housing Corp., 3.25%, 07/15/30	9,020	7,677,982

Total Corporate Bonds — 6.3% (Cost: $78,266,663)		65,111,017

Municipal Bonds

Alabama — 0.1%
Jacksonville Public Educational Building Authority, RB, (AGM), 7.00%, 08/01/46	1,365	1,410,134

Arizona — 2.2%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	24,545	22,109,375

Arkansas — 0.7%
Arkansas Development Finance Authority, RB, 12.00%, 07/01/48(b)	7,400	7,482,754

California — 27.3%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Series B, Senior Lien, 0.00%, 10/01/42(c)	5,000	1,372,440
Alameda County Joint Powers Authority, RB, BAB, Series A, 7.05%, 12/01/44	11,000	12,386,660
Bay Area Toll Authority, RB, BAB(a)
Series S-1, 6.92%, 04/01/40	13,700	14,962,674
Series S-3, 6.91%, 10/01/50	14,000	16,131,514
California Infrastructure & Economic Development Bank, RB, 5.50%, 01/01/38(b)	4,900	3,850,297
California State Public Works Board, RB, BAB, Series G-2, 8.36%, 10/01/34	17,050	20,051,687
California State University, Refunding RB, Series B, 2.80%, 11/01/41	5,000	3,422,555
City of Chula Vista California, RB, 2.40%, 06/01/36	1,275	866,839
City of Huntington Beach California, Refunding RB
2.91%, 06/15/35	2,000	1,527,500
3.28%, 06/15/40(a)	6,000	4,411,464
3.38%, 06/15/44	1,500	1,044,635
City of Orange California, RB, (BAM), 3.12%, 06/01/44	2,000	1,301,106
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, Series DE, 6.00%, 11/01/40(a)	21,255	21,612,977

Security	Par (000)	Value

California (continued)
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29(a)	$11,610	$11,761,220
Golden State Tobacco Securitization Corp., Refunding RB
(SAP), 3.12%, 06/01/38	11,410	8,269,888
Series A-1, 4.21%, 06/01/50	35,775	24,436,364
Imperial Irrigation District, RB, (AMBAC), 6.94%, 01/01/26	1,615	1,635,202
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42	10,000	10,931,700
Orange County Local Transportation Authority Sales Tax Revenue, Refunding RB, BAB, Series A, 6.91%, 02/15/41(a)	5,000	5,428,210
San Diego County Regional Airport Authority, ARB, Series B, 5.59%, 07/01/43	3,795	3,576,803
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	7,200	5,035,349
State of California, GO, BAB
7.55%, 04/01/39(a)	9,035	10,585,008
7.35%, 11/01/39	5,000	5,691,090
7.63%, 03/01/40	8,950	10,513,950
7.60%, 11/01/40(a)	15,000	17,784,615
State of California, Refunding GO, 5.13%, 03/01/38	10,010	9,483,214
University of California, RB, BAB
5.95%, 05/15/45(a)	24,000	24,391,080
6.30%, 05/15/50	27,010	27,670,394

		280,136,435

Colorado — 3.9%
Colorado Health Facilities Authority, Refunding RB, Series B, 4.48%, 12/01/40	9,485	7,415,496
Denver City & County School District No. 1, Refunding COP, Series B, 7.02%, 12/15/37	6,000	6,661,020
Regional Transportation District, COP, BAB, Series B, 7.67%, 06/01/40(a)	23,000	26,462,535

		40,539,051

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series G-2, 4.25%, 07/01/27(b)	3,935	3,766,381

District of Columbia — 2.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, BAB, Series D, 8.00%, 10/01/47(a)	10,750	13,109,518
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	9,235	10,777,420

		23,886,938

Florida — 3.3%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/25	310	307,436
5.50%, 06/15/26	445	427,649
Excelsior Academies, Inc., RB, Series C, 5.25%, 11/01/25	350	346,032
Florida Development Finance Corp., RB(b) 6.75%, 12/15/28	690	686,382
Class B, 5.00%, 06/15/25	285	277,862
Series B, 5.75%, 06/15/25	505	487,925
Series D, 5.75%, 12/15/26	650	623,633
Florida Development Finance Corp., Refunding RB, Series B, 4.11%, 04/01/50	10,000	7,347,720

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Miami-Dade County Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	$12,250	$10,683,985
Miami-Dade County Industrial Development Authority, RB, 5.25%, 11/01/25	125	123,532
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	13,500	12,256,987

		33,569,143

Georgia — 6.1%
East Point Business & Industrial Development Authority, RB, Series B, 5.25%, 06/15/31(b)	860	830,738
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	25,750	27,096,004
6.66%, 04/01/57	23,800	24,851,722
7.06%, 04/01/57	9,535	9,459,578

		62,238,042

Hawaii — 0.7%
State of Hawaii, GO, Series GK, 6.05%, 10/01/36	5,000	5,173,820
State of Hawaii, Refunding GO, Series GC, 2.37%, 10/01/35	2,500	1,816,813

		6,990,633

Idaho — 0.1%
Idaho Housing & Finance Association, RB
Series B, 4.75%, 06/15/29(b)	235	213,187
Series B, 7.15%, 06/15/31	545	471,203

		684,390

Illinois — 16.8%
Chicago Board of Education, GO, 6.32%, 11/01/29	9,465	9,069,145
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	10,435	10,037,740
6.14%, 12/01/39	370	332,467
6.52%, 12/01/40	9,745	8,855,408
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	1,500	1,589,657
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40(a)	3,965	4,286,891
Series B, 6.90%, 12/01/40	4,765	5,202,708
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40(a)	16,015	16,508,166
City of Chicago Illinois Wastewater Transmission Revenue, RB, BAB, Series B, 2nd Lien, 6.90%, 01/01/40(a)	36,000	37,241,208
City of Chicago Illinois Waterworks Revenue, RB, BAB, Series B, 6.74%, 11/01/40	15,250	16,051,067
Illinois Finance Authority, RB, 6.69%, 07/01/33	2,925	2,854,364
Illinois Municipal Electric Agency, RB, BAB, 7.29%, 02/01/35(a)	15,000	16,072,260
Northern Illinois Municipal Power Agency, RB, BAB, 7.82%, 01/01/40	5,000	5,761,960

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO, BAB
6.73%, 04/01/35	$5,834	$5,935,524
7.35%, 07/01/35(a)	30,733	32,045,027

		171,843,592

Indiana — 1.8%
Indiana Finance Authority, RB, BAB, Series B, 6.60%, 02/01/39(a)	7,900	8,487,081
Indiana Municipal Power Agency, RB, BAB, Series A, 5.59%, 01/01/42	10,000	9,585,090

		18,072,171

Kentucky — 0.9%
Westvaco Corp., RB, 7.67%, 01/15/27(b)	9,400	9,667,975

Louisiana — 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A-3, 5.20%, 12/01/39	9,750	9,362,088

Maryland — 0.8%
Maryland Economic Development Corp., RB, 4.00%, 04/01/34	9,345	6,986,397
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 6.25%, 03/01/27(b)	1,000	957,262

		7,943,659

Massachusetts — 4.9%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, 5.73%, 06/01/40(a)	5,000	5,018,130
Commonwealth of Massachusetts, Refunding GO, Series C, 2.03%, 07/01/35	10,000	7,040,730
Massachusetts Educational Financing Authority, RB
Series A, 3.61%, 07/01/36	9,270	8,123,644
Series A, 5.95%, 07/01/44	15,000	13,776,960
Massachusetts Educational Financing Authority, Refunding RB, Series A, 4.95%, 07/01/38	17,295	15,891,061

		49,850,525

Michigan — 4.2%
Great Lakes Water Authority Sewage Disposal System Revenue, Refunding RB, Series A, 2.37%, 07/01/32	6,600	5,230,520
Michigan Finance Authority, RB
6.38%, 06/01/33(b)	1,000	934,226
Series D, 5.02%, 11/01/43	7,500	6,933,705
Michigan Finance Authority, Refunding RB, CAB, Series B, 0.00%, 06/01/45(c)	50,000	9,386,700
Michigan State University, RB, BAB, Series A, 6.17%, 02/15/50(a)	5,500	5,657,471
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48	14,575	12,876,036
Michigan Strategic Fund, RB, 2.58%, 09/01/35	1,800	1,339,916
Western Michigan University, Refunding RB, Series B, (AGM), 2.88%, 11/15/43	1,500	989,400

		43,347,974

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 1.3%
Southern Minnesota Municipal Power Agency, Refunding RB, BAB, Series A, 5.93%, 01/01/43	$8,000	$7,846,360
Western Minnesota Municipal Power Agency, RB, BAB, 6.77%, 01/01/46	5,000	5,543,370

		13,389,730

Mississippi — 0.5%
Mississippi Development Bank, RB, BAB, 6.41%, 01/01/40	5,000	5,382,870

Missouri — 1.9%
Curators of the University of Missouri, RB, BAB, 5.79%, 11/01/41(a)	7,000	7,056,280
Missouri Joint Municipal Electric Utility Commission, RB, BAB, 7.73%, 01/01/39	11,000	12,470,194

		19,526,474

Nevada — 0.4%
City of North Las Vegas Nevada, GO, BAB, 6.57%, 06/01/40	1,420	1,456,889
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	2,000	2,234,232

		3,691,121

New Hampshire — 1.4%
New Hampshire Business Finance Authority, RB, 3.78%, 01/01/36	2,500	1,835,880
New Hampshire Business Finance Authority, Refunding RB
3.30%, 04/01/32	12,895	9,533,145
2.87%, 07/01/35	4,855	3,200,105

		14,569,130

New Jersey — 10.9%
New Jersey Economic Development Authority, RB
Series A, (NPFGC), 7.43%, 02/15/29(a)	20,974	22,141,644
Series B, 7.00%, 06/15/30(b)	3,750	3,753,218
New Jersey Educational Facilities Authority, Refunding RB, (AGM), 3.51%, 07/01/42(a)	13,500	9,723,685
New Jersey Institute of Technology, Refunding RB, Series B, 3.42%, 07/01/42	7,500	5,602,927
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	4,500	4,510,480
New Jersey Transportation Trust Fund Authority, Refunding RB
4.08%, 06/15/39	7,230	5,896,672
4.13%, 06/15/42	16,765	13,331,327
New Jersey Turnpike Authority, RB, BAB(a)
Series A, 7.10%, 01/01/41	34,000	38,542,298
Series F, 7.41%, 01/01/40	6,790	7,918,315

		111,420,566

New York — 8.6%
City of New York, Refunding GO, Series D, 2.17%, 08/01/34	7,285	5,285,632
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	2,220	2,272,783
7.34%, 11/15/39(a)	13,245	15,168,571
Series TR, 6.69%, 11/15/40(a)	13,000	13,309,153
Metropolitan Transportation Authority, Refunding RB, Series C-2, 5.18%, 11/15/49	4,370	3,762,500

Security	Par (000)	Value

New York (continued)
New York City Housing Development Corp., RB, M/F Housing, Series B, 3.10%, 11/01/45	$1,310	$835,919
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.57%, 11/01/38(a)	19,000	18,844,637
New York State Dormitory Authority, RB, BAB, Series H, 5.39%, 03/15/40(a)	15,000	14,436,390
New York State Dormitory Authority, Refunding RB, Series B, 5.75%, 07/01/24(d)	6,010	6,014,237
Triborough Bridge & Tunnel Authority, Refunding RB, Series A-3, 2.51%, 05/15/35	10,390	7,768,551

		87,698,373

Ohio — 6.2%
American Municipal Power, Inc., RB, Series B, 7.83%, 02/15/41	10,000	11,750,390
American Municipal Power, Inc., Refunding RB, BAB, Series B, 6.45%, 02/15/44	10,000	10,544,320
Franklin County Convention Facilities Authority, RB, BAB, 6.64%, 12/01/42(a)	30,575	32,269,589
Ohio University, RB, 5.59%, 12/01/2114	10,100	8,533,904

		63,098,203

Oklahoma — 1.6%
Oklahoma Development Finance Authority, RB
Class A3, 4.71%, 05/01/52	3,695	3,247,632
Series A-3, 5.09%, 02/01/52(a)	6,750	6,186,574
Series B, 11.00%, 09/01/41(b)	3,000	3,121,665
Oklahoma Municipal Power Authority, RB, BAB, 6.44%, 01/01/45(a)	3,500	3,625,748

		16,181,619

Pennsylvania — 3.1%
Commonwealth Financing Authority, RB
Series A, 4.14%, 06/01/38	4,435	3,798,373
Series A, 3.81%, 06/01/41	6,110	4,803,071
Pennsylvania Economic Development Financing Authority, RB, BAB, Series B, 6.53%, 06/15/39	23,050	23,693,556

		32,295,000

Puerto Rico — 2.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	3,465	3,121,702
Series A2, Restructured, 4.55%, 07/01/40	14,899	11,541,659
Series A-2, Restructured, 4.78%, 07/01/58	12,447	10,797,163

		25,460,524

South Carolina — 3.0%
Charleston Educational Excellence Finance Corp., Refunding RB, 1.87%, 12/01/29	10,000	8,211,950
South Carolina Jobs-Economic Development Authority, RB, 7.35%, 08/15/30(b)	710	679,839
South Carolina Public Service Authority, RB, BAB, Series C, (AGM-CR), 6.45%, 01/01/50(a)	11,290	11,912,802
South Carolina Public Service Authority, Refunding RB Series C, 5.78%, 12/01/41	4,595	4,491,470

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Public Service Authority, Refunding RB (continued)
Series D, (AGM), 6.45%, 12/01/42	$2,870	$2,959,495
South Carolina Student Loan Corp., RB, Series A, 3.59%, 12/01/39	2,990	2,623,384

		30,878,940

Tennessee — 4.5%
Memphis-Shelby County Industrial Development Board, Refunding TA, Series B, 5.45%, 07/01/45	5,875	4,347,400
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, BAB, Series A2, 7.43%, 07/01/43(a)	35,105	38,699,928
Tennessee State School Bond Authority, Refunding RB, 2.56%, 11/01/41	4,525	3,095,670

		46,142,998

Texas — 4.3%
Arlington Higher Education Finance Corp., RB(b)
5.50%, 04/01/30	500	478,683
6.50%, 11/01/32	1,280	1,280,232
Arlington Higher Education Finance Corp., Refunding RB, Series B, 4.00%, 08/15/28	1,355	1,300,173
City of San Antonio Texas Customer Facility Charge Revenue, ARB, 5.87%, 07/01/45	7,500	7,535,302
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48(a)	2,500	2,278,648
New Hope Higher Education Finance Corp., RB, 5.00%, 06/15/27(b)	390	366,715
Port Beaumont Navigation District, Refunding RB, Series B, 6.00%, 01/01/25(b)	1,085	1,020,324
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(b)	13,455	10,704,623
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	25,000	18,689,475

		43,654,175

Utah — 2.9%
Utah Transit Authority, RB, BAB, 5.71%, 06/15/40(a)	26,405	25,989,966
Utah Transit Authority, Refunding RB, Series B, Senior Lien, 3.44%, 12/15/42	5,000	3,717,725

		29,707,691

Virginia — 2.9%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	29,630	24,438,468
Virginia Housing Development Authority, RB, M/F Housing
Series D, 3.52%, 06/01/40	4,000	2,985,916
Series F, 3.13%, 07/01/45	3,425	2,236,227

		29,660,611

Washington — 2.1%
University of Washington, Refunding RB, Series B, 3.35%, 07/01/41	2,500	1,860,050
Washington State Convention Center Public Facilities District, RB, BAB, 6.79%, 07/01/40	19,415	20,069,984

		21,930,034

Security	Par (000)	Value

West Virginia — 2.4%
Tobacco Settlement Finance Authority, RB, Series B, 0.00%, 06/01/47(c)	$1,600	$119,287
Tobacco Settlement Finance Authority, Refunding RB
Class 1, 4.31%, 06/01/49	20,000	13,710,520
Class 2, 4.88%, 06/01/49	12,020	10,845,165

		24,674,972

Wisconsin — 0.3%
Public Finance Authority, RB
4.75%, 06/15/25(b)	495	486,687
5.38%, 06/15/28(b)	400	382,131
5.25%, 01/01/31(b)	1,205	1,132,712
Class S, 5.25%, 06/15/26(b)	140	135,509
Series B, 6.00%, 06/15/24	155	152,150
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49(b)	1,470	1,224,497

		3,513,686

Total Municipal Bonds — 138.2% (Cost: $1,452,758,350)		1,415,777,977

Total Long-Term Investments — 144.5% (Cost: $1,531,025,013)		1,480,888,994

	Shares

Short-Term Securities

Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(e)(f)	18,266,029	18,266,029

Total Short-Term Securities — 1.8% (Cost: $18,266,029)		18,266,029

Total Investments — 146.3% (Cost: $1,549,291,042)		1,499,155,023

Liabilities in Excess of Other Assets — (46.3)%		(474,567,226)

Net Assets — 100.0%		$1,024,587,797

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Taxable Municipal Bond Trust (BBN)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$11,702,583	$6,563,446	(a)	$—	$—	$—	$18,266,029	18,266,029	$668,697	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

RBC Capital Markets, LLC	5.70	%(b)	08/28/23	Open	$5,568,750	$5,597,847	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.70	(b)	08/28/23	Open	4,862,500	4,887,907	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.70	(b)	08/28/23	Open	19,800,000	19,903,455	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.70	(b)	08/28/23	Open	26,812,500	26,952,595	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.05	(b)	09/20/23	Open	7,892,500	7,903,571	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.55	(b)	09/20/23	Open	5,660,419	5,669,145	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	09/20/23	Open	7,485,250	7,496,894	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	09/20/23	Open	13,432,581	13,453,476	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	09/20/23	Open	3,167,500	3,172,427	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	09/20/23	Open	2,068,750	2,071,968	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	09/20/23	Open	18,902,817	18,932,222	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	09/20/23	Open	11,797,500	11,815,852	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	09/20/23	Open	6,518,750	6,528,890	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	09/20/23	Open	3,618,063	3,623,691	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	09/20/23	Open	7,426,563	7,438,115	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	09/20/23	Open	17,432,500	17,459,617	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	09/20/23	Open	4,593,750	4,600,896	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	09/20/23	Open	5,923,125	5,932,339	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	09/20/23	Open	13,276,250	13,296,902	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	09/20/23	Open	12,956,250	12,976,404	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	09/20/23	Open	15,102,500	15,125,993	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	09/20/23	Open	13,408,875	13,429,733	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60	(b)	09/20/23	Open	10,212,500	10,228,386	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.65	(b)	09/20/23	Open	12,318,750	12,338,084	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.65	(b)	09/20/23	Open	34,555,256	34,609,489	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.65	(b)	09/20/23	Open	10,840,838	10,857,852	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.65	(b)	09/20/23	Open	13,675,462	13,696,925	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.65	(b)	09/20/23	Open	12,663,750	12,683,625	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	09/20/23	Open	4,668,750	4,675,883	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.70	(b)	09/20/23	Open	13,101,562	13,122,307	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.70	(b)	09/20/23	Open	24,270,000	24,308,427	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.70	(b)	09/20/23	Open	21,308,137	21,341,875	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.70	(b)	09/20/23	Open	11,685,150	11,703,651	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.70	(b)	09/20/23	Open	22,059,819	22,094,747	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.70	(b)	09/20/23	Open	4,147,500	4,154,067	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.70	(b)	09/20/23	Open	5,306,250	5,314,652	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.70	(b)	09/20/23	Open	28,910,000	28,955,774	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.50	(b)	09/20/23	Open	39,361,481	39,421,617	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.53	(b)	09/20/23	Open	10,683,888	10,700,299	Municipal Bonds	Open/Demand

					$507,476,786	$508,477,599

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

5

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Taxable Municipal Bond Trust (BBN)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	650	12/19/23	$70,210	$1,478,681
U.S. Long Bond	1,059	12/19/23	120,561	5,917,234

				$7,395,915

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$65,111,017	$—	$65,111,017
Municipal Bonds	—	1,415,777,977	—	1,415,777,977
Short-Term Securities
Money Market Funds	18,266,029	—	—	18,266,029

	$18,266,029	$1,480,888,994	$—	$1,499,155,023

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$7,395,915	$—	$—	$7,395,915

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $508,477,599 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

Portfolio Abbreviation (continued)

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Taxable Municipal Bond Trust (BBN)

Portfolio Abbreviation (continued)

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAP	Subject to Appropriations

TA	Tax Allocation

7